SHARE BASED COMPENSATION (Schedule of restricted stock awards) (Details) - Restricted stock awards [Member] shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Number of restricted stock awards, Beginning Balance	391	391	146	146	0
Number of restricted stock awards, Granted			838	838	147
Number of restricted stock awards, Cancelled	(4)	(4)	(174)	(174)
Vested (in dollars per share)	(363)	(363)	(419)	(419)	(1)
Number of restricted stock awards, Ending Balance	24	24	391	391	146
Weighted average grant date fair value, beginning balance | (per share)	$ 1.41	$ 1.41		$ 13.64	$ 0
Weighted average grant date fair value, Granted | $ / shares				1.44	13.64
Weighted average grant date fair value, Cancelled | (per share)	(6.9)			(8.92)
Weighted average grant date fair value, Vested | (per share)	(0.76)			(2.66)	(14.62)
Weighted average grant date fair value, ending balance | (per share)	$ 10.24		$ 1.41	$ 1.41	$ 13.64